Natural and environmental resources - Additional Information (Details) - Natural and environmental resources [Member] $ in Millions	6 Months Ended
Jun. 30, 2021 COP ($)
Ecopetrol Permian
Disclosure of Natural and environmental resources [Line Items]
Additions/capitalizations (1)	$ 1,108,482
Ecopetrol S.A.
Disclosure of Natural and environmental resources [Line Items]
Additions/capitalizations (1)	1,478,731
Ecopetrol S.A. | Aguas Blancas, Alqamari-1 and Nafta-1 wells
Disclosure of Natural and environmental resources [Line Items]
Disposals of exploratory assets and dry wells	29,650
Hocol
Disclosure of Natural and environmental resources [Line Items]
Additions/capitalizations (1)	188,752
Disposals of exploratory assets and dry wells	28,335
Ecopetrol Mexico
Disclosure of Natural and environmental resources [Line Items]
Disposals of exploratory assets and dry wells	97,412
Ecopetrol America | Hocol Chacha 2 well
Disclosure of Natural and environmental resources [Line Items]
Disposals of exploratory assets and dry wells	10,864
Ecopetrol America | Silverback # 1 well
Disclosure of Natural and environmental resources [Line Items]
Disposals of exploratory assets and dry wells	$ 4,275